Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - Gross carrying amount [member] - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 21,925	$ 27,713	$ 31,644
Financial assets available-for-sale [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 21,925	$ 27,713	$ 31,644